Changes in Gross Unrecognized Tax Benefits Related to Uncertain Tax Positions (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Beginning unrecognized tax benefits		$ 17,120	$ 15,593	$ 14,550
Decreases related to settlements		(76)	(329)	(317)
Increases for tax positions related to the current year		1,903	1,051	1,145
Increases for tax positions related to prior years	[1]	4,289	870	461
Decreases for tax positions related to prior years		(464)	(60)	(246)
Decreases due to lapsed statutes of limitations		(12)	(5)	0
Ending unrecognized tax benefits		$ 22,760	$ 17,120	$ 15,593

[1]	Fiscal year 2024 includes unrecognized tax benefits of $3.4 billion related to the acquisition of Activision Blizzard. See Note 8 – Business Combinations for further information.